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                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 06/30/2012

Check here if Amendment [_]; Amendment Number __________________

   This Amendment (Check only one):   [_] is a restatement
                                      [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Daniels & Tansey, LLP

Address: 1013 Centre Road
         Suite 220
         Wilmington, DE 19805



Form 13F File Number: 028-14068

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Christopher F. Daniels
Title:   Chief Compliance Officer
Phone:   302-594-1070


Signature, Place and Date of Signing:

Christopher F. Daniels,    Wilmington, DE,    May 8, 2012

Report Type (Check only one.):

[_] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers.)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion is reported by other reporting managers.)

List of Other Managers Reporting for this Manager:

028-14628 DT Investment Partners, LLC

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